ADVANCED TO SUPPLIERS	12 Months Ended
Jun. 30, 2025
Advanced To Suppliers
ADVANCED TO SUPPLIERS

Note 5 — ADVANCED TO SUPPLIERS

	As of June 30,
	2025	2024
Advanced to suppliers-third parties	$8,621,580	$8,514,694
Advanced to suppliers-related parties	841,070	1,194,205
Less: allowance for credit losses	(20,268)	-
Total advanced to suppliers	$9,442,382	$9,708,899

For the years ended June 30, 2025, 2024 and 2023, the Company assessed its collectability and provided an allowance for credit losses of $20,123, nil and nil, respectively.

The movement of allowance for credit losses for the years ended June 30, 2025, 2024 and 2023 were as following:

	For the years ended June 30,
	2025	2024	2023
Balance at the beginning of the year	$-	$-	$-
Additions	20,123	-	-
Foreign currency translation	145	-	-
Balance at the end of the year	$20,268	$-	$-